Consolidated Statements of Accumulated Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Accumulated Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation reserve arising from translating financial statements of foreign operations	$ (101,995)	$ (99,613)	$ (84,455)
Adjustments arising from translating financial statements from functional currency to presentation currency	86,140	89,103	77,367
Reserve from financial assets measured at fair value through other comprehensive income	11,415	5,143	(4,853)
Share of other comprehensive loss of companies accounted for at equity	(8,980)	(5,664)	(5,089)
Accumulated other comprehensive income (loss)	$ (13,420)	$ (11,031)	$ (17,030)